Shareholder Report	12 Months Ended
May 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. ROWE PRICE RETIREMENT FUNDS, INC.
Entity Central Index Key	0001177017
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000005502
Shareholder Report [Line Items]
Fund Name	Retirement 2005 Fund
Class Name	Investor Class
Trading Symbol	TRRFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Retirement 2005 Fund (the "fund") for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retirement 2005 Fund - Investor Class	$52	0.49%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global stock indexes and fixed income markets generated strong returns for the 12 months ended May 31, 2026. Equities were supported by solid corporate earnings, enthusiasm for artificial intelligence and semiconductor-related investments, and periods of easing monetary policy as major central banks, including the Federal Reserve, reduced interest rates in late 2025. Despite volatility from shifting U.S. tariff policies and the U.S.-Iran conflict, markets recovered as ceasefire progress reduced energy-price pressures and improved investor sentiment, while fixed income benefited from declining yields, resilient credit markets, and easing geopolitical risks.

  Compared with the style-specific S&P Target Date 2050 Index, glide path effect contributed to results for the period. Despite bouts of volatility, global equity markets advanced significantly over the year, and the fund’s greater total equity exposure versus the benchmark was beneficial. Additionally, an overweight allocation to emerging markets equities, which strongly outpaced international developed markets, had a positive impact on relative results.

  Conversely, security selection within some of the underlying portfolios detracted from relative results, including allocations to U.S. large-cap value, core, and growth stocks.

  The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests in a diversified portfolio of other T. Rowe Price stock and bond mutual funds that represent various asset classes and sectors. Its allocation among T. Rowe Price funds will change over time in relation to its target retirement date.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
Table Summary
	Investor Class	Regulatory Benchmark	Strategy Benchmark
2016	10,000	10,000	10,000
2016	10,334	10,232	10,249
2016	10,194	9,908	10,113
2017	10,595	10,008	10,394
2017	10,867	10,158	10,587
2017	11,083	10,283	10,754
2017	11,315	10,227	10,989
2018	11,356	10,059	11,001
2018	11,364	10,120	11,056
2018	11,547	10,175	11,247
2018	11,247	10,089	10,986
2019	11,580	10,378	11,245
2019	11,741	10,768	11,382
2019	12,178	11,210	11,801
2019	12,464	11,178	12,085
2020	12,420	11,590	12,038
2020	12,393	11,781	12,186
2020	13,318	11,936	12,786
2020	13,762	11,992	13,095
2021	14,235	11,750	13,264
2021	14,818	11,734	13,610
2021	15,190	11,925	13,916
2021	15,009	11,854	13,811
2022	14,562	11,440	13,458
2022	13,827	10,769	12,844
2022	13,360	10,552	12,509
2022	13,460	10,332	12,568
2023	13,465	10,328	12,647
2023	13,674	10,538	12,869
2023	14,054	10,426	13,102
2023	14,189	10,454	13,207
2024	14,973	10,671	13,803
2024	15,293	10,676	14,022
2024	15,946	11,187	14,681
2024	16,266	11,173	14,842
2025	16,337	11,291	14,971
2025	16,443	11,258	15,131
2025	17,161	11,538	15,775
2025	17,652	11,809	16,253
2026	18,277	11,998	16,737
2026	18,642	11,836	17,036

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Retirement 2005 Fund (Investor Class)	13.37%	4.70%	6.43%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	5.13	0.17	1.70
S&P Target Date Retirement Income Index (Strategy Benchmark)	12.59	4.59	5.47

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 1,191,764,000
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 4,887,000
InvestmentCompanyPortfolioTurnover	23.60%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$1,191,764 Number of Portfolio Holdings26
Holdings [Text Block]
Table Summary
Domestic Bond Funds	42.0%
Domestic Equity Funds	30.2
International Bond Funds	15.7
International Equity Funds	10.7
Short-Term and Other	1.4

Largest Holdings [Text Block]
Table Summary
T. Rowe Price Limited Duration Inflation Focused Bond Fund	18.7%
T. Rowe Price New Income Fund	17.1
T. Rowe Price International Bond Fund (USD Hedged)	6.5
T. Rowe Price Growth Stock Fund	6.4
T. Rowe Price Value Fund	6.3
T. Rowe Price Hedged Equity Fund	4.0
T. Rowe Price Dynamic Global Bond Fund	3.9
T. Rowe Price Emerging Markets Bond Fund	3.8
T. Rowe Price U.S. Large-Cap Core Fund	3.4
T. Rowe Price Equity Index 500 Fund	3.2

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000049236
Shareholder Report [Line Items]
Fund Name	Retirement 2005 Fund
Class Name	Advisor Class
Trading Symbol	PARGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Retirement 2005 Fund (the "fund") for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retirement 2005 Fund - Advisor Class	$79	0.74%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global stock indexes and fixed income markets generated strong returns for the 12 months ended May 31, 2026. Equities were supported by solid corporate earnings, enthusiasm for artificial intelligence and semiconductor-related investments, and periods of easing monetary policy as major central banks, including the Federal Reserve, reduced interest rates in late 2025. Despite volatility from shifting U.S. tariff policies and the U.S.-Iran conflict, markets recovered as ceasefire progress reduced energy-price pressures and improved investor sentiment, while fixed income benefited from declining yields, resilient credit markets, and easing geopolitical risks.

  Compared with the style-specific S&P Target Date 2050 Index, glide path effect contributed to results for the period. Despite bouts of volatility, global equity markets advanced significantly over the year, and the fund’s greater total equity exposure versus the benchmark was beneficial. Additionally, an overweight allocation to emerging markets equities, which strongly outpaced international developed markets, had a positive impact on relative results.

  Conversely, security selection within some of the underlying portfolios detracted from relative results, including allocations to U.S. large-cap value, core, and growth stocks.

  The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests in a diversified portfolio of other T. Rowe Price stock and bond mutual funds that represent various asset classes and sectors. Its allocation among T. Rowe Price funds will change over time in relation to its target retirement date.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
Table Summary
	Advisor Class	Regulatory Benchmark	Strategy Benchmark
2016	10,000	10,000	10,000
2016	10,327	10,232	10,249
2016	10,187	9,908	10,113
2017	10,581	10,008	10,394
2017	10,838	10,158	10,587
2017	11,046	10,283	10,754
2017	11,270	10,227	10,989
2018	11,302	10,059	11,001
2018	11,302	10,120	11,056
2018	11,486	10,175	11,247
2018	11,177	10,089	10,986
2019	11,508	10,378	11,245
2019	11,651	10,768	11,382
2019	12,078	11,210	11,801
2019	12,363	11,178	12,085
2020	12,311	11,590	12,038
2020	12,274	11,781	12,186
2020	13,185	11,936	12,786
2020	13,608	11,992	13,095
2021	14,078	11,750	13,264
2021	14,636	11,734	13,610
2021	14,996	11,925	13,916
2021	14,806	11,854	13,811
2022	14,363	11,440	13,458
2022	13,625	10,769	12,844
2022	13,152	10,552	12,509
2022	13,251	10,332	12,568
2023	13,249	10,328	12,647
2023	13,443	10,538	12,869
2023	13,806	10,426	13,102
2023	13,928	10,454	13,207
2024	14,681	10,671	13,803
2024	14,996	10,676	14,022
2024	15,626	11,187	14,681
2024	15,929	11,173	14,842
2025	15,992	11,291	14,971
2025	16,084	11,258	15,131
2025	16,777	11,538	15,775
2025	17,247	11,809	16,253
2026	17,854	11,998	16,737
2026	18,185	11,836	17,036

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Retirement 2005 Fund (Advisor Class)	13.06%	4.44%	6.16%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	5.13	0.17	1.70
S&P Target Date Retirement Income Index (Strategy Benchmark)	12.59	4.59	5.47

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 1,191,764,000
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 4,887,000
InvestmentCompanyPortfolioTurnover	23.60%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$1,191,764 Number of Portfolio Holdings26
Holdings [Text Block]
Table Summary
Domestic Bond Funds	42.0%
Domestic Equity Funds	30.2
International Bond Funds	15.7
International Equity Funds	10.7
Short-Term and Other	1.4

Largest Holdings [Text Block]
Table Summary
T. Rowe Price Limited Duration Inflation Focused Bond Fund	18.7%
T. Rowe Price New Income Fund	17.1
T. Rowe Price International Bond Fund (USD Hedged)	6.5
T. Rowe Price Growth Stock Fund	6.4
T. Rowe Price Value Fund	6.3
T. Rowe Price Hedged Equity Fund	4.0
T. Rowe Price Dynamic Global Bond Fund	3.9
T. Rowe Price Emerging Markets Bond Fund	3.8
T. Rowe Price U.S. Large-Cap Core Fund	3.4
T. Rowe Price Equity Index 500 Fund	3.2

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000049237
Shareholder Report [Line Items]
Fund Name	Retirement 2005 Fund
Class Name	R Class
Trading Symbol	RRTLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Retirement 2005 Fund (the "fund") for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retirement 2005 Fund - R Class	$105	0.99%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global stock indexes and fixed income markets generated strong returns for the 12 months ended May 31, 2026. Equities were supported by solid corporate earnings, enthusiasm for artificial intelligence and semiconductor-related investments, and periods of easing monetary policy as major central banks, including the Federal Reserve, reduced interest rates in late 2025. Despite volatility from shifting U.S. tariff policies and the U.S.-Iran conflict, markets recovered as ceasefire progress reduced energy-price pressures and improved investor sentiment, while fixed income benefited from declining yields, resilient credit markets, and easing geopolitical risks.

  Compared with the style-specific S&P Target Date 2050 Index, glide path effect contributed to results for the period. Despite bouts of volatility, global equity markets advanced significantly over the year, and the fund’s greater total equity exposure versus the benchmark was beneficial. Additionally, an overweight allocation to emerging markets equities, which strongly outpaced international developed markets, had a positive impact on relative results.

  Conversely, security selection within some of the underlying portfolios detracted from relative results, including allocations to U.S. large-cap value, core, and growth stocks.

  The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests in a diversified portfolio of other T. Rowe Price stock and bond mutual funds that represent various asset classes and sectors. Its allocation among T. Rowe Price funds will change over time in relation to its target retirement date.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
Table Summary
	R Class	Regulatory Benchmark	Strategy Benchmark
2016	10,000	10,000	10,000
2016	10,311	10,232	10,249
2016	10,163	9,908	10,113
2017	10,555	10,008	10,394
2017	10,802	10,158	10,587
2017	11,008	10,283	10,754
2017	11,223	10,227	10,989
2018	11,246	10,059	11,001
2018	11,246	10,120	11,056
2018	11,420	10,175	11,247
2018	11,098	10,089	10,986
2019	11,423	10,378	11,245
2019	11,555	10,768	11,382
2019	11,976	11,210	11,801
2019	12,248	11,178	12,085
2020	12,189	11,590	12,038
2020	12,143	11,781	12,186
2020	13,029	11,936	12,786
2020	13,454	11,992	13,095
2021	13,897	11,750	13,264
2021	14,445	11,734	13,610
2021	14,797	11,925	13,916
2021	14,601	11,854	13,811
2022	14,144	11,440	13,458
2022	13,422	10,769	12,844
2022	12,948	10,552	12,509
2022	13,024	10,332	12,568
2023	13,019	10,328	12,647
2023	13,196	10,538	12,869
2023	13,551	10,426	13,102
2023	13,657	10,454	13,207
2024	14,398	10,671	13,803
2024	14,692	10,676	14,022
2024	15,293	11,187	14,681
2024	15,575	11,173	14,842
2025	15,626	11,291	14,971
2025	15,714	11,258	15,131
2025	16,386	11,538	15,775
2025	16,829	11,809	16,253
2026	17,404	11,998	16,737
2026	17,724	11,836	17,036

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Retirement 2005 Fund (R Class)	12.79%	4.18%	5.89%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	5.13	0.17	1.70
S&P Target Date Retirement Income Index (Strategy Benchmark)	12.59	4.59	5.47

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 1,191,764,000
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 4,887,000
InvestmentCompanyPortfolioTurnover	23.60%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$1,191,764 Number of Portfolio Holdings26
Holdings [Text Block]
Table Summary
Domestic Bond Funds	42.0%
Domestic Equity Funds	30.2
International Bond Funds	15.7
International Equity Funds	10.7
Short-Term and Other	1.4

Largest Holdings [Text Block]
Table Summary
T. Rowe Price Limited Duration Inflation Focused Bond Fund	18.7%
T. Rowe Price New Income Fund	17.1
T. Rowe Price International Bond Fund (USD Hedged)	6.5
T. Rowe Price Growth Stock Fund	6.4
T. Rowe Price Value Fund	6.3
T. Rowe Price Hedged Equity Fund	4.0
T. Rowe Price Dynamic Global Bond Fund	3.9
T. Rowe Price Emerging Markets Bond Fund	3.8
T. Rowe Price U.S. Large-Cap Core Fund	3.4
T. Rowe Price Equity Index 500 Fund	3.2

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000244825
Shareholder Report [Line Items]
Fund Name	Retirement 2005 Fund
Class Name	I Class
Trading Symbol	TRAJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Retirement 2005 Fund (the "fund") for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retirement 2005 Fund - I Class	$36	0.34%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.34%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global stock indexes and fixed income markets generated strong returns for the 12 months ended May 31, 2026. Equities were supported by solid corporate earnings, enthusiasm for artificial intelligence and semiconductor-related investments, and periods of easing monetary policy as major central banks, including the Federal Reserve, reduced interest rates in late 2025. Despite volatility from shifting U.S. tariff policies and the U.S.-Iran conflict, markets recovered as ceasefire progress reduced energy-price pressures and improved investor sentiment, while fixed income benefited from declining yields, resilient credit markets, and easing geopolitical risks.

  Compared with the style-specific S&P Target Date 2050 Index, glide path effect contributed to results for the period. Despite bouts of volatility, global equity markets advanced significantly over the year, and the fund’s greater total equity exposure versus the benchmark was beneficial. Additionally, an overweight allocation to emerging markets equities, which strongly outpaced international developed markets, had a positive impact on relative results.

  Conversely, security selection within some of the underlying portfolios detracted from relative results, including allocations to U.S. large-cap value, core, and growth stocks.

  The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests in a diversified portfolio of other T. Rowe Price stock and bond mutual funds that represent various asset classes and sectors. Its allocation among T. Rowe Price funds will change over time in relation to its target retirement date.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
Table Summary
	I Class	Regulatory Benchmark	Strategy Benchmark
11/13/23	500,000	500,000	500,000
11/30/23	513,778	512,174	513,597
2/29/24	542,240	522,826	536,763
5/31/24	554,289	523,046	545,292
8/31/24	578,389	548,095	570,912
11/30/24	589,975	547,386	577,163
2/28/25	592,735	553,193	582,184
5/31/25	597,079	551,599	588,404
8/31/25	623,144	565,284	613,450
11/30/25	641,486	578,594	632,050
2/28/26	664,330	587,826	650,873
5/31/26	677,607	579,914	662,475

Average Annual Return [Table Text Block]
Table Summary
	1 Year	Since Inception 11/13/23
Retirement 2005 Fund (I Class)	13.49%	12.68%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	5.13	6.00
S&P Target Date Retirement Income Index (Strategy Benchmark)	12.59	11.68

Performance Inception Date	Nov. 13, 2023
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 1,191,764,000
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 4,887,000
InvestmentCompanyPortfolioTurnover	23.60%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$1,191,764 Number of Portfolio Holdings26
Holdings [Text Block]
Table Summary
Domestic Bond Funds	42.0%
Domestic Equity Funds	30.2
International Bond Funds	15.7
International Equity Funds	10.7
Short-Term and Other	1.4

Largest Holdings [Text Block]
Table Summary
T. Rowe Price Limited Duration Inflation Focused Bond Fund	18.7%
T. Rowe Price New Income Fund	17.1
T. Rowe Price International Bond Fund (USD Hedged)	6.5
T. Rowe Price Growth Stock Fund	6.4
T. Rowe Price Value Fund	6.3
T. Rowe Price Hedged Equity Fund	4.0
T. Rowe Price Dynamic Global Bond Fund	3.9
T. Rowe Price Emerging Markets Bond Fund	3.8
T. Rowe Price U.S. Large-Cap Core Fund	3.4
T. Rowe Price Equity Index 500 Fund	3.2

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless